SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.6%
Asset Backed Securities - 25.6%
$ 155,312 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 153,570
1,490,027 AFG ABS I, LLC, 6.30%, 09/16/30 (a) 1,491,865
830,437 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 814,373
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,901,500
277,374 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 274,804
1,600,000 Auxilior Term Funding 2023-1, LLC,
6.18%, 12/15/28 (a) 1,605,842
1,741,027 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 1,736,059
369,275 Carvana Auto Receivables Trust, 0.49%,
03/10/26 363,442
811,373 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 811,409
1,061,240 CCG Receivables Trust, 5.82%,
09/16/30 (a) 1,067,847
2,100,000 CCG Receivables Trust, 6.28%,
04/14/32 (a) 2,134,779
21,704 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 21,658
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,907,708
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (a) 2,098,188
2,265,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (a) 2,296,955
380,479 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 356,825
303,635 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 287,381
566,594 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (a) 545,952
457,456 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 423,637
286,247 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32 (a) 287,265
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29 (a) 1,922,503
2,400,000 DLLAD, LLC, 4.79%, 01/20/28 (a) 2,384,198
654,487 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 575,155
1,769,832 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,649,529
71,597 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 6.34%,
08/25/48 (a)(c) 71,048
Principal
Amount
Security
Description Value
$ 850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 $ 867,761
1,160,564 Iowa Student Loan Liquidity Corp.,
6.13%, 08/25/70 (c) 1,135,110
812,274 LAD Auto Receivables Trust, 5.68%,
10/15/26 (a) 811,331
1,865,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (a) 1,880,806
697,231 Navient Student Loan Trust, 7.08%,
10/15/31 (a)(c) 698,491
1,055,491 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 909,603
1,250,000 NMEF Funding, LLC, 6.57%,
06/17/30 (a) 1,262,292
1,284,556 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,291,437
995,941 North Texas Higher Education
Authority, Inc., 6.04%, 09/25/61 (c) 977,323
1,164,701 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,040,646
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28 (a) 1,974,315
1,719,905 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,705,405
1,250,000 Porsche Financial Auto Securitization
Trust, 5.79%, 01/22/29 (a) 1,276,839
295,566 Progress Residential Trust, 2.27%,
09/17/36 (a) 287,636
871,064 Progress Residential Trust, 2.69%,
10/17/36 (a) 848,002
1,948,163 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,766,993
876,000 Santander Drive Auto Receivables Trust,
4.43%, 03/15/27 865,616
752,624 SLM Student Loan Trust, 6.60%,
10/25/24 (c) 743,092
641,323 SLM Student Loan Trust, 7.25%,
04/15/29 (c) 640,418
355,880 SLM Student Loan Trust, 7.30%,
07/25/28 (c) 355,842
219,333 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 215,205
579,057 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 491,541
343,638 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 333,564
753,546 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 633,802
396,819 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 378,060
222,270 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 211,056

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,652,783 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) $ 1,620,694
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,275,952
53,682,324
Non-Agency Commercial Mortgage Backed Securities - 12.7%
1,305,982 BANK 2019-BNK16, 3.93%, 02/15/52 1,302,335
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,792,534
1,615,000 BPR Trust, 6.73%, 02/15/29 (a)(c) 1,612,395
940,000 BX Trust, 6.43%, 09/15/36 (a)(c) 915,214
860,000 BX Trust, 6.33%, 11/15/38 (a)(c) 847,867
390,794 BX Trust, 6.18%, 01/15/34 (a)(c) 385,766
1,100,000 BXHPP Trust, 6.13%, 08/15/36 (a)(c) 1,037,849
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 849,379
759,905 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 735,517
13,520 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 13,491
1,998,106 FirstKey Homes Trust, 4.25%,
07/17/38 (a) 1,932,991
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 6.43%, 10/15/36 (a)(c) 1,735,618
479,472 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(b) 2
138,586 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 135,960
281,122 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 273,980
115,847 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 113,544
376,679 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 369,431
362,403 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 353,884
1,772,192 KNDR 2021-KIND A, 6.43%,
08/15/38 (a)(c) 1,702,175
922,491 MHC Commercial Mortgage Trust,
6.28%, 04/15/38 (a)(c) 912,654
25,735 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 25,666
630,882 ReadyCap Commercial Mortgage Trust
CLO, 6.99%, 01/25/37 (a)(c) 630,297
1,375,000 SREIT Trust, 6.05%, 07/15/36 (a)(c) 1,349,560
653,092 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 609,202
458,236 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 411,328
Principal
Amount
Security
Description Value
$ 924,336 Tricon Residential Trust, 3.86%,
04/17/39 (a) $ 879,387
1,290,000 TRTX Issuer, Ltd. CLO, 6.99%,
02/15/39 (a)(c) 1,267,301
1,450,000 VASA Trust, 6.38%, 07/15/39 (a)(c) 1,309,213
946,202 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 788,443
2,145,000 WSTN Trust, 6.30%, 07/05/37 (a)(b) 2,184,519
26,477,502
Non-Agency Residential Mortgage Backed Securities - 5.3%
730,530 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 665,430
70,380 Bayview Commercial Asset Trust
REMIC, 6.34%, 12/25/33 (a)(c) 68,797
271,179 BRAVO Residential Funding Trust,
6.09%, 11/25/69 (a)(c) 267,373
548,271 BRAVO Residential Funding Trust,
6.09%, 01/25/70 (a)(c) 545,986
304,911 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 290,738
378,353 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 326,643
426,003 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 415,172
334,405 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 321,899
428,289 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 410,164
39,143 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 37,249
173,201 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 162,074
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.60%,
02/25/33 (c) 154,663
146,934 CSMLT Trust, 2.98%, 10/25/30 (a)(b) 136,835
702,447 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 682,729
533,409 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 505,434
129,046 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (b) 126,875
824,976 JPMorgan Mortgage Trust, 3.00%,
06/25/29 (a)(b) 789,184
275,724 MFRA Trust, 1.79%, 08/25/49 (a)(b) 255,371
313,131 MFRA Trust, 0.85%, 01/25/56 (a)(b) 288,345
535,518 MFRA Trust, 3.91%, 04/25/66 (a)(d) 511,468
22,041 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) 21,947
265,010 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 255,892

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 24,111 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) $ 22,599
38,876 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 36,483
65,565 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 61,627
439,971 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 400,713
11,679 Residential Accredit Loans, Inc. Trust
REMIC, 4.73%, 12/31/23 (c) 8,879
358,517 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 345,046
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 622,954
748,956 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 717,794
187,476 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 181,486
27,473 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 27,323
635,833 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 605,516
900,016 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 824,367
47,664 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 47,340
11,142,395
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $94,174,747) 91,302,221
Corporate Bonds - 27.8%
Communication Services - 2.7%
2,304,000 AT&T, Inc., 1.70%, 03/25/26 2,155,574
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,382,772
835,000 Netflix, Inc., 4.38%, 11/15/26 831,048
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 607,930
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 566,545
5,543,869
Consumer Discretionary - 3.9%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 190,764
300,000 Carnival Corp., 4.00%, 08/01/28 (a) 278,921
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,034,959
1,300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 1,258,802
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,048,531
1,661,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,632,921
1,350,000 Newell Brands, Inc., 5.20%, 04/01/26 1,331,385
500,000 Tapestry, Inc., 7.00%, 11/27/26 518,341
8,294,624
Principal
Amount
Security
Description Value
Consumer Staples - 0.2%
$ 440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) $ 419,280
Energy - 0.8%
950,000 Energy Transfer LP, 5.63%, 05/01/27 (a) 946,756
800,000 Range Resources Corp., 4.88%,
05/15/25 790,128
1,736,884
Financials - 13.0%
730,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 713,451
2,300,000 Bank of America Corp., 3.71%,
04/24/28 (b) 2,196,280
784,000 CBRE Services, Inc., 4.88%, 03/01/26 784,353
2,390,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,187,187
475,000 Enact Holdings, Inc., 6.50%,
08/15/25 (a) 473,528
2,195,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28 (b) 2,105,302
2,000,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 1,965,593
2,665,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,467,875
1,010,000 KeyCorp, MTN, 2.25%, 04/06/27 909,363
940,000 Morgan Stanley, 2.19%, 04/28/26 (b) 903,015
1,730,000 Morgan Stanley, 5.45%, 07/20/29 (b) 1,762,786
418,000 NNN REIT, Inc., 4.00%, 11/15/25 408,955
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,003,123
2,025,000 Oracle Corp., 5.80%, 11/10/25 2,056,575
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,410,190
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 2,002,809
400,000 U.S. Bancorp, 5.78%, 06/12/29 (b) 410,942
1,605,000 U.S. Bancorp, 5.73%, 10/21/26 (b) 1,615,382
2,145,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 2,129,281
27,505,990
Health Care - 0.2%
370,000 Little Co. of Mary Hospital of Indiana,
Inc., 1.58%, 11/01/24 357,891
Industrials - 4.3%
1,710,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,642,001
575,000 Clean Harbors, Inc., 4.88%,
07/15/27 (a) 563,438
1,190,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,170,967
1,825,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,786,526

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 800,000 Roper Technologies, Inc., 1.00%,
09/15/25 $ 747,776
1,025,000 RTX Corp., 3.50%, 03/15/27 987,644
1,858,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,808,979
8,707,331
Information Technology - 1.3%
200,000 NCR Atleos Corp., 9.50%, 04/01/29 (a) 212,499
2,075,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 1,999,954
455,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 422,868
2,635,321
Materials - 0.7%
910,000 Albemarle Corp., 4.65%, 06/01/27 893,440
610,000 The Mosaic Co., 5.38%, 11/15/28 622,537
1,515,977
Utilities - 0.7%
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,552,478
Total Corporate Bonds (Cost $59,491,142) 58,269,645
Government & Agency Obligations - 27.8%
GOVERNMENT SECURITIES - 25.7%
Municipals - 1.3%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,257
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 522,498
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 223,610
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,306,089
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 211,630
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 154,448
2,743,532
U.S. Treasury Securities - 24.4%
22,390,000 U.S. Treasury Note, 2.25%, 02/15/27 21,254,757
26,980,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 24,932,260
5,150,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 4,922,877
51,109,894
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.1%
Federal Home Loan Mortgage Corp. - 1.2%
235,825 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 212,535
Principal
Amount
Security
Description Value
$ 267,265 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) $ 260,538
1,260,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,242,052
299,809 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 45,523
76,516 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 5,144
81,973 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 9,312
127,882 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 125,227
687,721 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 631,305
2,531,636
Federal National Mortgage Association - 0.0%
63,921 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 62,239
168,539 Federal National Mortgage Association
Interest Only, 2.68%, 01/25/39 (b) 901
63,140
Government National Mortgage Association - 0.9%
1,250,522 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,245,656
137,412 Government National Mortgage
Association #559220, 7.00%,
01/15/33 136,978
96,036 Government National Mortgage
Association #610022, 5.60%,
08/15/34 95,589
374,068 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 377,796
1,856,019
Total Government & Agency Obligations (Cost
$58,731,354) 58,304,221
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 01/29/24), 17.06% (b)(e) 327,292
Total Preferred Stocks (Cost $410,420) 327,292

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 0.3%
Investment Company - 0.3%
621,349 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (f) $ 621,349
Total Short-Term Investments (Cost $621,349) 621,349
Investments, at value - 99.7% (Cost $213,429,012) 208,824,728
Other assets in excess of liabilities - 0.3% 586,682
NET ASSETS - 100.0% $ 209,411,410
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2023, the aggregate value of these liquid securities were
$89,183,745 or 42.6% of net assets.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December
31, 2023.
(c) Floating rate security. Rate presented is as of December 31, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2023.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 22.3%
Asset Backed Securities - 8.5%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 860,382
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,198,113
549,674 Capital Automotive, 1.44%,
08/15/51 (a) 489,460
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 762,348
362,897 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 300,199
798,788 CoreVest American Finance, Ltd.,
1.17%, 12/15/52 (a) 739,736
612,197 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 567,649
472,275 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 417,374
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 821,181
861,909 Home Partners of America Trust,
2.20%, 01/17/41 (a) 749,462
593,617 Navient Student Loan Trust, 7.08%,
10/15/31 (a)(b) 594,691
474,961 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 404,463
287,340 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 262,332
515,335 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 466,553
810,489 Progress Residential Trust, 1.52%,
07/17/38 (a) 732,277
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 390,022
609,519 SLM Student Loan Trust, 6.60%,
10/25/24 (b) 601,800
867,503 SLM Student Loan Trust, 7.25%,
04/15/29 (b) 866,280
128,739 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 126,316
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 542,255
1,215,507 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,064,311
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 861,730
13,818,934
Non-Agency Commercial Mortgage Backed Securities - 5.2%
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) 1,027,327
Principal
Amount
Security
Description Value
$ 790,000 BX Trust, 6.43%, 09/15/36 (a)(b) $ 769,169
793,796 CD Commercial Mortgage Trust,
4.21%, 08/15/51 774,145
790,000 Goldman Sachs Mortgage Securities
Trust, 6.36%, 11/15/36 (a)(b) 776,874
726,245 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 3
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 942,092
808,299 MHC Commercial Mortgage Trust,
6.33%, 05/15/38 (a)(b) 797,126
304,356 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 298,253
689,375 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 643,047
353,497 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 317,310
609,562 Tricon Residential Trust, 3.86%,
04/17/39 (a) 579,920
780,785 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 762,386
865,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 812,317
8,499,969
Non-Agency Residential Mortgage Backed Securities - 8.6%
83,303 Bayview Commercial Asset Trust
REMIC, 6.34%, 12/25/33 (a)(b) 81,430
363,602 BRAVO Residential Funding Trust,
6.09%, 11/25/69 (a)(b) 358,498
1,052,183 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 908,379
231,622 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 222,961
351,106 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 336,248
270,185 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 257,110
82,799 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 79,969
15,257 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 14,721
778,791 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 700,873
847,304 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 743,056
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.60%,
02/25/33 (b) 154,663
141,283 CSMLT Trust, 2.98%, 10/25/30 (a)(c) 131,571

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 806,725 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) $ 764,416
652,277 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 567,573
686,525 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 598,578
134,626 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 132,361
983,873 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 860,257
836,922 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 726,491
568,473 MFRA Trust, 3.91%, 04/25/66 (a)(d) 542,943
303,598 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 288,477
230,372 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 215,120
132,983 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 124,647
98,957 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 92,865
233,663 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 219,628
633,505 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 559,273
1,381,040 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,200,908
804,766 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 700,276
956,882 PSMC Trust, 2.50%, 08/25/51 (a)(c) 839,175
13,711 Residential Accredit Loans, Inc. Trust
REMIC, 4.73%, 12/31/23 (b) 10,424
821,027 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 714,102
221,340 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 210,012
12,808 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 12,721
818,416 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 707,565
14,077,291
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $40,112,495) 36,396,194
Corporate Bonds - 25.1%
Communication Services - 1.9%
805,000 Alphabet, Inc., 2.25%, 08/15/60 498,024
990,000 AT&T, Inc., 4.30%, 12/15/42 861,483
1,180,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,122,346
785,000 Verizon Communications, Inc., 3.55%,
03/22/51 604,841
3,086,694
Principal
Amount
Security
Description Value
Consumer Discretionary - 3.4%
$ 1,210,000 Dollar General Corp., 3.50%, 04/03/30 $ 1,114,060
400,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 387,324
980,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 848,522
1,380,000 McDonald's Corp., 3.63%, 09/01/49 1,106,020
485,000 Newell Brands, Inc., 5.20%, 04/01/26 478,312
445,000 Tapestry, Inc., 7.70%, 11/27/30 468,453
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,069,649
5,472,340
Consumer Staples - 0.7%
765,000 Campbell Soup Co., 2.38%, 04/24/30 663,068
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 505,042
1,168,110
Energy - 0.3%
480,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 407,783
Financials - 8.9%
575,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 561,965
1,345,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,135,759
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,125,409
1,210,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,184,669
1,324,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,143,136
1,285,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,142,524
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 1,039,915
1,170,000 Morgan Stanley, 4.89%, 07/20/33 (c) 1,140,831
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 980,828
1,100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,084,732
947,000 The Chubb Corp., 6.80%, 11/15/31 1,057,576
1,330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 1,141,691
950,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 852,179
1,305,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,127,677
14,718,891
Industrials - 4.3%
1,099,000 Agilent Technologies, Inc., 2.10%,
06/04/30 946,538
1,060,000 BMW Finance NV, 2.85%, 08/14/29 (a) 971,800

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,125,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 $ 1,049,692
1,077,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,018,142
1,212,000 RTX Corp., 4.88%, 10/15/40 1,147,876
815,000 TTX Co., 4.60%, 02/01/49 (a) 756,679
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,131,861
7,022,588
Information Technology - 2.7%
818,000 eBay, Inc., 3.60%, 06/05/27 790,737
1,015,000 Oracle Corp., 2.30%, 03/25/28 924,833
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,028,900
638,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 517,530
1,260,000 Xilinx, Inc., 2.38%, 06/01/30 1,114,322
4,376,322
Materials - 1.0%
450,000 Albemarle Corp., 5.05%, 06/01/32 439,196
376,000 Albemarle Corp., 5.45%, 12/01/44 350,028
819,000 The Mosaic Co., 5.45%, 11/15/33 836,057
1,625,281
Real Estate - 0.7%
1,175,000 NNN REIT, Inc., 4.30%, 10/15/28 1,140,068
Utilities - 1.2%
75,000 Duke Energy Corp., 5.75%, 09/15/33 79,336
505,000 Florida Power & Light Co., 4.40%,
05/15/28 505,807
709,000 PacifiCorp, 6.25%, 10/15/37 755,839
696,178 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 672,376
2,013,358
Total Corporate Bonds (Cost $44,473,310) 41,031,435
Government & Agency Obligations - 51.3%
GOVERNMENT SECURITIES - 23.1%
Municipals - 1.3%
94,400 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 86,087
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 371,713
480,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 497,408
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 298,590
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 104,552
Principal
Amount
Security
Description Value
$ 225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 $ 233,581
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 450,010
2,041,941
Treasury Inflation Index Securities - 0.4%
704,508 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 693,240
U.S. Treasury Securities - 21.4%
8,720,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,016,609
250,000 U.S. Treasury Note, 4.13%, 07/31/28 252,578
7,850,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 6,839,006
14,650,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 12,594,994
1,200,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,198,500
9,090,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,981,291
34,882,978
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 28.2%
Federal Home Loan Mortgage Corp. - 12.7%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 (c) 689,213
376,605 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 359,597
5,121 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 5,030
952,728 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 818,475
1,085,924 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,027,463
1,681,862 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,630,830
1,569,246 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,608,993
1,708,509 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,630,874
2,974,861 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,825,407
1,901,719 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,850,663
113,708 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 112,930
111,505 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 110,726
943,922 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 867,529
271,412 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 271,062
318,528 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 307,539

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 637,286 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 $ 614,595
737,991 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 112,058
127,694 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 125,973
6,759 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 6,715
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 907,265
650,081 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 594,507
546,840 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 519,409
312,600 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 286,957
704,922 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 633,856
720,045 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 639,645
446,736 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 398,388
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,328,234
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 441,275
20,725,208
Federal National Mortgage Association - 13.9%
72,472 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 73,641
60,377 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 60,299
5,753 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,865
583 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 578
53,759 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 53,662
342,631 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 314,902
2,915 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 2,874
121,109 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 120,940
21,811 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 22,784
262,799 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 256,283
85,667 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 83,331
Principal
Amount
Security
Description Value
$ 164,109 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) $ 154,679
1,177,228 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,083,182
1,200,492 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,097,375
280,656 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 272,999
372,874 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 370,091
301,677 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 290,198
372,937 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 334,219
363,333 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 340,837
1,103,205 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 981,483
1,386,636 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,236,385
3,060,262 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,713,594
2,210,252 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 2,038,170
1,843,425 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,759,660
1,050,156 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 931,030
2,224,786 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 2,048,679
1,214,799 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,214,133
1,870,264 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,863,424
261,774 Federal National Mortgage Association
Interest Only, 2.68%, 01/25/39 (c) 1,399
783,662 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 699,602
436,493 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 417,204
153,230 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 149,279
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 914,189
813,862 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 810,600
22,717,570
Government National Mortgage Association - 1.6%
357,551 Government National Mortgage
Association, 2.85%, 04/16/50 340,944
369,903 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 356,774

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 849,875 Government National Mortgage
Association #786915, 5.50%,
09/20/53 $ 859,756
389,754 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 354,361
737,637 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 744,987
2,656,822
Total Government & Agency Obligations (Cost
$88,782,005) 83,717,759
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
1,258,648 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (g) 1,258,648
Total Short-Term Investments (Cost $1,258,648) 1,258,648
Investments, at value - 99.5% (Cost $174,626,458) 162,404,036
Other assets in excess of liabilities - 0.5% 748,912
NET ASSETS - 100.0% $ 163,152,948
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2023, the aggregate value of these liquid securities were
$36,160,824 or 22.2% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2023.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
FHLMC Federal Home Loan Mortgage Corporation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.3%
GOVERNMENT SECURITIES - 96.8%
Municipals - 96.8%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 115,754
Illinois - 1.0%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 277,275
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 232,148
509,423
Iowa - 0.5%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 238,594
Nebraska - 90.1%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 262,792
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 290,997
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 361,540
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 183,096
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 303,044
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 327,224
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 217,709
270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 296,156
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 50,298
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 107,700
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 346,022
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 277,324
130,000 City of Crete NE, Nebraska, 3.70%,
05/01/26 130,227
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 200,356
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 131,909
Principal
Amount
Security
Description Value
$ 345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 $ 356,955
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 250,535
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,970
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 160,054
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 456,421
400,000 City of Hickman NE, Nebraska GO ,
4.00%, 02/15/25 400,707
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 308,960
130,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 127,848
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 363,452
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 375,028
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 163,338
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 235,029
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 158,556
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 191,021
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,168
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 48,160
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 198,054
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 395,264
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 234,021
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 591,239
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 383,271
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 250,477
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 196,443

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 140,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 $ 140,387
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 362,568
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 278,666
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 309,423
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 458,509
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 245,623
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 121,878
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 321,328
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 251,782
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 183,996
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 415,152
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 253,437
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 346,699
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,172,279
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 198,263
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 230,912
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 745,666
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 185,839
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,119
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 253,393
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 93,659
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 250,540
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 209,638
Principal
Amount
Security
Description Value
$ 325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 $ 330,380
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 259,218
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 720,070
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 751,979
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 300,197
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 268,037
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 418,144
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 151,815
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 557,804
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 394,515
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 511,118
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 735,391
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 155,251
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 292,759
150,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 155,002
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 328,157
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 312,491
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 224,774
275,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 288,356
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 501,443
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 969,656
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 280,407
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 525,821
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 123,170

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 $ 329,336
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 373,218
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 300,899
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,349
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 478,382
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 150,018
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 99,389
280,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 270,350
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 498,757
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 143,724
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 206,264
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 314,544
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 433,284
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 325,170
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 423,389
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 642,295
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 370,919
210,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 216,637
160,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 179,796
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 412,136
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 352,943
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 800,037
Principal
Amount
Security
Description Value
$ 500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 $ 523,589
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 177,261
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 614,445
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 279,830
1,000,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,003,097
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 458,686
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 279,616
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 234,865
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,038
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 791,361
175,000 Ralston Public Schools, Nebraska GO,
5.00%, 12/15/29 197,154
145,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 145,022
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 91,667
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,177
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 100,030
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 303,136
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 302,515
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 310,255
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 306,718
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 411,691
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 290,991
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 269,610
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 522,061

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 100,000 Village of Alda NE, Nebraska GO,
4.00%, 12/15/24 $ 100,139
175,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 175,515
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 425,627
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,723,247
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 199,915
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 185,082
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 291,235
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 286,740
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 99,068
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 439,139
46,721,434
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 492,188
South Dakota - 0.8%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 426,262
Texas - 1.5%
200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 235,311
360,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 423,370
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 149,500
808,181
Wisconsin - 1.8%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 423,750
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 497,845
921,595
50,233,431
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 1.5%
294,086 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (a) 228,180
584,647 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 540,594
768,774
Total Government & Agency Obligations (Cost
$52,303,049) 51,002,205
Shares
Security
Description Value
Short-Term Investments - 1.3%
Investment Company - 1.3%
657,297 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (b) $ 657,297
Total Short-Term Investments (Cost $657,297) 657,297
Investments, at value - 99.6% (Cost $52,960,346) 51,659,502
Other assets in excess of liabilities - 0.4% 209,408
NET ASSETS - 100.0% $ 51,868,910
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2023, the aggregate value of these liquid securities were
$228,180 or 0.4% of net assets.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 60.0%
Communication Services - 4.9%
14,250 Alphabet, Inc., Class C (a) $ 2,008,252
11,850 Comcast Corp., Class A 519,623
2,585 Meta Platforms, Inc., Class A (a) 914,987
12,500 Verizon Communications, Inc. 471,250
3,914,112
Consumer Discretionary - 7.0%
12,925 Amazon.com, Inc. (a) 1,963,825
134 Booking Holdings, Inc. (a) 475,327
10,800 Gentex Corp. 352,728
5,105 NIKE, Inc., Class B 554,250
360 O'Reilly Automotive, Inc. (a) 342,029
1,185 Pool Corp. 472,471
3,450 Royal Caribbean Cruises, Ltd. (a) 446,741
1,695 The Home Depot, Inc. 587,402
11,300 Upbound Group, Inc., Class A 383,861
5,578,634
Consumer Staples - 3.8%
4,710 Church & Dwight Co., Inc. 445,377
2,025 Constellation Brands, Inc., Class A 489,544
1,285 Costco Wholesale Corp. 848,203
5,470 Lamb Weston Holdings, Inc. 591,252
4,040 Walmart, Inc. 636,906
3,011,282
Energy - 2.6%
1,970 Diamondback Energy, Inc. 305,508
3,090 EOG Resources, Inc. 373,735
7,860 Exxon Mobil Corp. 785,843
4,300 Phillips 66 572,502
2,037,588
Financials - 7.8%
7,550 Brown & Brown, Inc. 536,880
2,800 Chubb, Ltd. 632,800
2,840 CME Group, Inc. 598,104
7,500 Equitable Holdings, Inc. 249,750
5,400 First American Financial Corp. 347,976
4,475 Fiserv, Inc. (a) 594,459
4,875 JPMorgan Chase & Co. 829,238
2,165 Mastercard, Inc., Class A 923,394
1,090 Moody's Corp. 425,710
2,880 Morgan Stanley 268,560
1,870 The PNC Financial Services Group, Inc. 289,570
9,750 Wells Fargo & Co. 479,895
6,176,336
Health Care - 7.3%
6,660 Abbott Laboratories 733,066
1,640 Amgen, Inc. 472,353
1,300 AMN Healthcare Services, Inc. (a) 97,344
6,960 Edwards Lifesciences Corp. (a) 530,700
1,715 Eli Lilly & Co. 999,708
1,240 Humana, Inc. 567,684
Shares
Security
Description Value
6,800 Inmode, Ltd. (a) $ 151,232
4,490 Jazz Pharmaceuticals PLC (a) 552,270
4,550 Lantheus Holdings, Inc. (a) 282,100
1,445 Thermo Fisher Scientific, Inc. 766,991
3,180 Zoetis, Inc. 627,637
5,781,085
Industrials - 5.5%
4,460 AMETEK, Inc. 735,409
1,290 Cintas Corp. 777,431
18,900 CSX Corp. 655,263
4,270 MasTec, Inc. (a) 323,324
1,315 Paycom Software, Inc. 271,837
7,107 RTX Corp. 597,983
4,290 The Timken Co. 343,844
3,865 Waste Management, Inc. 692,222
4,397,313
Information Technology - 16.3%
1,530 Adobe, Inc. (a) 912,798
5,000 Amphenol Corp., Class A 495,650
17,475 Apple, Inc. 3,364,462
2,590 CDW Corp. 588,759
4,072 Entegris, Inc. 487,907
6,830 Microchip Technology, Inc. 615,929
9,120 Microsoft Corp. 3,429,485
6,458 Napco Security Technologies, Inc. 221,186
3,625 NVIDIA Corp. 1,795,173
6,500 Perficient, Inc. (a) 427,830
4,380 QUALCOMM, Inc. 633,479
12,972,658
Materials - 1.6%
4,490 Berry Global Group, Inc. 302,581
2,525 FMC Corp. 159,201
1,560 Linde PLC 640,708
51,231 PureCycle Technologies, Inc. (a) 207,486
1,309,976
Real Estate - 1.8%
2,105 American Tower Corp. REIT 454,428
8,690 First Industrial Realty Trust, Inc. REIT 457,702
3,785 Sun Communities, Inc. REIT 505,865
1,417,995
Utilities - 1.4%
2,330 American Water Works Co., Inc. 307,537
3,540 Atmos Energy Corp. 410,286
6,790 NextEra Energy, Inc. 412,424
1,130,247
Total Common Stocks (Cost $25,132,339) 47,727,226

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.6%
Asset Backed Securities - 4.4%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 138,916
178,544 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 175,090
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 47,067
153,620 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 153,182
61,860 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 61,863
109,099 CCG Receivables Trust, 5.82%,
09/16/30 (b) 109,779
120,000 CCG Receivables Trust, 6.28%,
04/14/32 (b) 121,987
140,888 CCG Receivables Trust, 3.91%,
07/16/29 (b) 139,119
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 216,124
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 101,085
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29 (b) 287,987
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (b) 289,021
27,603 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 26,125
47,513 CoreVest American Finance, Ltd.,
1.83%, 03/15/50 (b) 45,782
63,735 DLLMT, LLC, 1.00%, 07/21/25 (b) 62,436
43,632 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 38,344
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 121,158
230,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 234,806
225,000 LAD Auto Receivables Trust, 6.12%,
09/15/27 (b) 226,907
70,155 Navient Student Loan Trust, 7.08%,
10/15/31 (b)(d) 70,282
48,404 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 48,663
85,743 North Texas Higher Education
Authority, Inc., 6.04%, 09/25/61 (d) 84,140
119,482 Progress Residential Trust, 1.52%,
07/17/38 (b) 107,952
97,344 SLM Student Loan Trust, 7.25%,
04/15/29 (d) 97,206
19,806 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 19,433
Principal
Amount
Security
Description Value
$ 172,146 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) $ 144,791
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 63,795
119,839 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 104,932
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 166,428
3,504,400
Non-Agency Commercial Mortgage Backed Securities - 3.0%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 133,999
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 185,099
85,057 BX Commercial Mortgage Trust,
6.37%, 02/15/39 (b)(d) 83,511
160,000 BX Trust, 6.43%, 09/15/36 (b)(d) 155,781
115,377 CD Commercial Mortgage Trust,
4.21%, 08/15/51 112,521
175,000 Goldman Sachs Mortgage Securities
Trust, 6.36%, 11/15/36 (b)(d) 172,092
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 158,828
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 176,919
71,341 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 69,968
38,859 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 37,946
143,960 KNDR 2021-KIND A, 6.43%,
08/15/38 (b)(d) 138,272
105,147 ReadyCap Commercial Mortgage Trust
CLO, 6.99%, 01/25/37 (b)(d) 105,050
75,000 SREIT Trust, 6.05%, 07/15/36 (b)(d) 73,612
70,431 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 65,698
129,907 Tricon Residential Trust, 3.86%,
04/17/39 (b) 123,590
100,000 TRTX Issuer, Ltd. CLO, 6.99%,
02/15/39 (b)(d) 98,240
70,553 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 68,890
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 140,864
99,252 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 82,704
220,000 WSTN Trust, 6.30%, 07/05/37 (b)(c) 224,053
2,407,637

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 1.2%
$ 97,404 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) $ 88,724
19,794 Bayview Commercial Asset Trust
REMIC, 6.34%, 12/25/33 (b)(d) 19,349
144,135 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 124,435
25,818 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 25,162
140,980 Chase Mortgage Finance Corp., 3.50%,
06/25/62 (b)(c) 127,130
37,835 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 36,233
12,173 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 11,584
102,064 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 91,852
39,463 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 38,356
88,167 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (b) 83,543
15,346 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 15,088
23,018 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 21,635
156,146 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 137,849
120,219 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 110,114
931,054
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,207,849) 6,843,091
Corporate Bonds - 11.3%
Communication Services - 1.2%
303,000 AT&T, Inc., 4.30%, 02/15/30 296,699
310,000 Meta Platforms, Inc., 3.85%, 08/15/32 294,853
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 313,594
905,146
Consumer Discretionary - 1.4%
310,000 Dollar General Corp., 3.50%, 04/03/30 285,420
330,000 McDonald's Corp., 2.13%, 03/01/30 288,382
50,000 Newell Brands, Inc., 5.20%, 04/01/26 49,311
50,000 Starbucks Corp., 2.00%, 03/12/27 46,295
175,000 Tapestry, Inc., 7.70%, 11/27/30 184,223
335,000 The Walt Disney Co., 2.65%, 01/13/31 298,064
1,151,695
Consumer Staples - 0.4%
150,000 Campbell Soup Co., 2.38%, 04/24/30 130,013
Principal
Amount
Security
Description Value
$ 165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) $ 156,688
286,701
Financials - 4.3%
140,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 134,743
180,000 Bank of America Corp., 2.69%,
04/22/32 (c) 151,997
326,000 CBRE Services, Inc., 2.50%, 04/01/31 275,852
300,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 290,096
270,000 CME Group, Inc., 3.00%, 03/15/25 264,300
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 302,189
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 302,302
150,000 KeyCorp, MTN, 2.25%, 04/06/27 135,054
285,000 Morgan Stanley, 4.89%, 07/20/33 (c) 277,895
225,000 Regions Financial Corp., 1.80%,
08/12/28 192,739
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 98,612
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 215,777
305,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 296,617
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 206,317
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 298,121
3,442,611
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 104,034
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,418
140,452
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 219,624
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 229,198
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 295,202
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 245,791
130,000 TTX Co., 3.60%, 01/15/25 (b) 127,225
175,000 Union Pacific Corp., 3.95%, 09/10/28 173,510
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 243,404

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 285,000 Waste Management, Inc., 1.50%,
03/15/31 $ 232,910
1,766,864
Information Technology - 1.6%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 144,585
305,000 eBay, Inc., 3.60%, 06/05/27 294,835
185,000 Oracle Corp., 2.30%, 03/25/28 168,566
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 288,971
145,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 117,620
310,000 Xilinx, Inc., 2.38%, 06/01/30 274,159
1,288,736
Total Corporate Bonds (Cost $9,582,814) 8,982,205
Government & Agency Obligations - 17.2%
GOVERNMENT SECURITIES - 16.7%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 100,802
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 44,220
145,022
Treasury Inflation Index Securities - 0.3%
275,734 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 269,999
U.S. Treasury Securities - 16.2%
395,000 U.S. Treasury Note, 2.13%, 11/30/24 385,387
3,020,000 U.S. Treasury Note, 2.13%, 05/15/25 2,923,620
3,165,000 U.S. Treasury Note, 2.25%, 02/15/27 3,004,525
3,555,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,097,155
3,460,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 2,974,654
450,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 449,437
12,834,778
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.3%
49,386 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 48,143
13,849 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 13,562
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 211,110
272,815
Federal National Mortgage Association - 0.1%
10,638 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 10,418
65,474 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 62,580
72,998
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.1%
$ 62,599 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 60,377
Total Government & Agency Obligations (Cost
$13,972,437) 13,655,989
Shares
Security
Description Value
Short-Term Investments - 2.7%
Investment Company - 2.7%
2,096,730 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (h) 2,096,730
Total Short-Term Investments (Cost $2,096,730) 2,096,730
Investments, at value - 99.8% (Cost $57,992,169) 79,305,241
Other assets in excess of liabilities - 0.2% 191,132
NET ASSETS - 100.0% $ 79,496,373
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2023, the aggregate value of these liquid securities were
$6,619,784 or 8.3% of net assets.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2023.
(d) Floating rate security. Rate presented is as of December 31, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2023.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.4%
Communication Services - 1.5%
1,239 Nexstar Media Group, Inc., Class A $ 194,213
Consumer Discretionary - 12.7%
1,754 Burlington Stores, Inc. (a) 341,118
1,760 Dorman Products, Inc. (a) 146,802
6,024 Gentex Corp. 196,744
1,205 LGI Homes, Inc. (a) 160,458
3,799 Ollie's Bargain Outlet Holdings, Inc. (a) 288,306
1,679 Tractor Supply Co. 361,035
2,133 Wyndham Hotels & Resorts, Inc. 171,514
1,665,977
Consumer Staples - 3 .8%
887 Casey's General Stores, Inc. 243,695
278 Coca-Cola Consolidated, Inc. 258,095
501,790
Energy - 4.6%
11,057 CNX Resources Corp. (a) 221,140
7,657 Marathon Oil Corp. 184,993
5,133 SM Energy Co. 198,750
604,883
Financials - 15.8%
4,862 Atlantic Union Bankshares Corp. 177,658
2,532 Brown & Brown, Inc. 180,051
1,984 Cullen/Frost Bankers, Inc. 215,244
183 Markel Group, Inc. (a) 259,842
4,124 Moelis & Co., Class A 231,480
2,729 Selective Insurance Group, Inc. 271,481
3,203 SouthState Corp. 270,493
4,435 Stifel Financial Corp. 306,680
1,937 UMB Financial Corp. 161,836
2,074,765
Health Care - 10.8%
2,627 AMN Healthcare Services, Inc. (a) 196,710
3,880 Enovis Corp. (a) 217,358
738 ICON PLC (a) 208,906
840 Molina Healthcare, Inc. (a) 303,500
2,783 Omnicell, Inc. (a) 104,724
2,072 Pacira BioSciences, Inc. (a) 69,909
2,851 Revvity, Inc. 311,643
1,412,750
Industrials - 23.1%
1,138 Broadridge Financial Solutions, Inc. 234,143
813 CACI International, Inc., Class A (a) 263,298
934 Carlisle Cos., Inc. 291,810
2,153 EnerSys 217,367
1,226 Enpro, Inc. 192,163
6,399 ExlService Holdings, Inc. (a) 197,409
2,397 Fortune Brands Innovations, Inc. 182,508
2,234 Franklin Electric Co., Inc. 215,916
2,174 ICF International, Inc. 291,512
1,930 Oshkosh Corp. 209,231
Shares
Security
Description Value
1,029 Quanta Services, Inc. $ 222,058
2,553 Robert Half, Inc. 224,460
1,767 Tetra Tech, Inc. 294,965
3,036,840
Information Technology - 16.0%
2,736 Ambarella, Inc. (a) 167,689
2,844 Blackbaud, Inc. (a) 246,575
2,207 Diodes, Inc. (a) 177,708
1,016 Littelfuse, Inc. 271,841
2,025 MKS Instruments, Inc. 208,312
1,368 Onto Innovation, Inc. (a) 209,167
3,447 Power Integrations, Inc. 283,033
1,774 PTC, Inc. (a) 310,379
1,178 Qualys, Inc. (a) 231,218
2,105,922
Materials - 3.6%
1,334 Balchem Corp. 198,432
2,431 RPM International, Inc. 271,373
469,805
Real Estate - 5.3%
3,494 Agree Realty Corp. REIT 219,947
1,205 Jones Lang LaSalle, Inc. (a) 227,589
2,322 Lamar Advertising Co., Class A REIT 246,782
694,318
Utilities - 2.2%
2,878 IDACORP, Inc. 282,965
Total Common Stocks (Cost $10,306,288) 13,044,228
Shares
Security
Description Value
Short-Term Investments - 0.7%
Investment Company - 0.7%
95,768 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (b) 95,768
Total Short-Term Investments (Cost $95,768) 95,768
Investments, at value - 100.1% (Cost $10,402,056) 13,139,996
Other liabilities in excess of assets - (0.1)% (17,386)
NET ASSETS - 100.0% $ 13,122,610

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2023 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.1%
Communication Services - 1.1%
887,377 Gray Television, Inc. $ 7,950,898
Consumer Discretionary - 11.4%
176,007 Acushnet Holdings Corp. 11,118,362
145,111 Boot Barn Holdings, Inc. (a) 11,138,720
132,963 Dorman Products, Inc. (a) 11,090,444
85,329 LGI Homes, Inc. (a) 11,362,410
183,174 Monarch Casino & Resort, Inc. 12,666,482
178,977 Ollie's Bargain Outlet Holdings, Inc. (a) 13,582,565
136,423 Patrick Industries, Inc. 13,690,048
84,649,031
Consumer Staples - 2.4%
19,068 Coca-Cola Consolidated, Inc. 17,702,731
Energy - 6.9%
612,174 CNX Resources Corp. (a) 12,243,480
384,054 Northern Oil and Gas, Inc. 14,236,882
725,609 Permian Resources Corp. 9,868,282
387,913 SM Energy Co. 15,019,991
51,368,635
Financials - 17.1%
389,907 Atlantic Union Bankshares Corp. 14,247,202
313,848 BRP Group, Inc., Class A (a) 7,538,629
200,622 Cass Information Systems, Inc. 9,038,021
206,954 Mercantile Bank Corp. 8,356,803
281,755 Moelis & Co., Class A 15,814,908
221,458 Origin Bancorp, Inc. 7,877,261
345,807 Seacoast Banking Corp. of Florida 9,841,667
180,671 Selective Insurance Group, Inc. 17,973,151
176,180 SouthState Corp. 14,878,401
219,396 Stewart Information Services Corp. 12,889,515
104,913 UMB Financial Corp. 8,765,481
127,221,039
Health Care - 12.0%
138,043 Addus HomeCare Corp. (a) 12,817,293
139,442 AMN Healthcare Services, Inc. (a) 10,441,417
491,804 Avanos Medical, Inc. (a) 11,031,164
185,077 Enovis Corp. (a) 10,368,014
186,266 Integer Holdings Corp. (a) 18,455,235
209,531 Omnicell, Inc. (a) 7,884,651
166,682 Pacira BioSciences, Inc. (a) 5,623,851
135,466 Simulations Plus, Inc. 6,062,103
229,335 Supernus Pharmaceuticals, Inc. (a) 6,636,955
89,320,683
Industrials - 21.9%
93,575 American Woodmark Corp. (a) 8,688,439
266,957 Barnes Group, Inc. 8,710,807
66,850 Comfort Systems USA, Inc. 13,749,040
70,163 CSW Industrials, Inc. 14,552,508
108,888 EnerSys 10,993,332
119,564 Enpro, Inc. 18,740,461
408,719 ExlService Holdings, Inc. (a) 12,608,981
145,626 Franklin Electric Co., Inc. 14,074,753
Shares
Security
Description Value
123,686 Helios Technologies, Inc. $ 5,609,160
136,276 ICF International, Inc. 18,273,249
203,641 Kforce, Inc. 13,757,986
235,667 Korn Ferry 13,986,836
82,865 NV5 Global, Inc. (a) 9,207,959
162,953,511
Information Technology - 14.8%
114,778 Advanced Energy Industries, Inc. 12,501,620
143,197 Ambarella, Inc. (a) 8,776,544
379,231 Benchmark Electronics, Inc. 10,481,945
141,724 Blackbaud, Inc. (a) 12,287,471
182,217 CTS Corp. 7,970,172
143,827 Diodes, Inc. (a) 11,580,950
105,649 Onto Innovation, Inc. (a) 16,153,732
140,170 Power Integrations, Inc. 11,509,359
54,186 SPS Commerce, Inc. (a) 10,503,414
846,936 Viavi Solutions, Inc. (a) 8,528,645
110,293,852
Materials - 3.2%
87,169 Balchem Corp. 12,966,389
156,081 Kaiser Aluminum Corp. 11,111,406
24,077,795
Real Estate - 4.6%
114,263 Agree Realty Corp. REIT 7,192,856
393,073 Marcus & Millichap, Inc. 17,169,429
883,843 Sunstone Hotel Investors, Inc. REIT 9,483,635
33,845,920
Utilities - 2.7%
81,628 Chesapeake Utilities Corp. 8,622,365
112,643 IDACORP, Inc. 11,075,060
19,697,425
Total Common Stocks (Cost $515,056,527) 729,081,520
Shares
Security
Description Value
Short-Term Investments - 1.7%
Investment Company - 1.7%
12,930,183 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.26% (b) 12,930,183
Total Short-Term Investments (Cost $12,930,183) 12,930,183
Investments, at value - 99.8% (Cost $527,986,710) 742,011,703
Other assets in excess of liabilities - 0.2% 1,257,776
NET ASSETS - 100.0% $ 743,269,479

Notes to Schedules of Portfolio Investments
December 31, 2023
(Unaudited)
Quarterly Report 2023

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
December 31, 2023
(Unaudited)
Quarterly Report 2023

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2023, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 53,682,324 $ – $ 53,682,324
Non-Agency Commercial Mortgage Backed Securities – 26,477,502 – 26,477,502
Non-Agency Residential Mortgage Backed Securities – 11,142,395 – 11,142,395
Corporate Bonds – 58,269,645 – 58,269,645
Government & Agency Obligations – 58,304,221 – 58,304,221
Preferred Stocks 327,292 – – 327,292
Short-Term Investments 621,349 – – 621,349
Total $ 948,641 $ 207,876,087 $ – $ 208,824,728
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 13,818,934 $ – $ 13,818,934
Non-Agency Commercial Mortgage Backed Securities – 8,499,969 – 8,499,969
Non-Agency Residential Mortgage Backed Securities – 14,077,291 – 14,077,291
Corporate Bonds – 41,031,435 – 41,031,435
Government & Agency Obligations – 83,717,759 – 83,717,759
Short-Term Investments 1,258,648 – – 1,258,648
Total $ 1,258,648 $ 161,145,388 $ – $ 162,404,036

Notes to Schedules of Portfolio Investments
December 31, 2023
(Unaudited)
Quarterly Report 2023

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 51,002,205 $ – $ 51,002,205
Short-Term Investments 657,297 – – 657,297
Total $ 657,297 $ 51,002,205 $ – $ 51,659,502
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 47,727,226 $ – $ – $ 47,727,226
Asset Backed Securities – 3,504,400 – 3,504,400
Non-Agency Commercial Mortgage Backed Securities – 2,407,637 – 2,407,637
Non-Agency Residential Mortgage Backed Securities – 931,054 – 931,054
Corporate Bonds – 8,982,205 – 8,982,205
Government & Agency Obligations – 13,655,989 – 13,655,989
Short-Term Investments 2,096,730 – – 2,096,730
Total $ 49,823,956 $ 29,481,285 $ – $ 79,305,241
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 13,044,228 $ – $ – $ 13,044,228
Short-Term Investments 95,768 – – 95,768
Total $ 13,139,996 $ – $ – $ 13,139,996
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 729,081,520 $ – $ – $ 729,081,520
Short-Term Investments 12,930,183 – – 12,930,183
Total $ 742,011,703 $ – $ – $ 742,011,703

Notes to Schedules of Portfolio Investments
December 31, 2023
(Unaudited)
Quarterly Report 2023

Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.